                                                      --------------------------
                                                       OMB APPROVAL
                                                      --------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

                                                       Estimated average burden
                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                                  811-8066
       -------------------------------------------------------------------------


                       AIM Combination Stock & Bond Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (713)626-1919
                                                    ------------------

Date of fiscal year end:      8/31
                        ---------------

Date of reporting period:   11/30/04
                         --------------

Item 1.  Schedule of Investments.

                               AIM CORE STOCK FUND
          Quarterly Schedule of Portfolio Holdings o November 30, 2004


              Effective October 15, 2004, INVESCO Core Equity Fund
                         was renamed AIM Core Stock Fund


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                           --Registered Trademark--


AIMinvestments.com            I-CSTO-QTR-1 11/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                    MARKET
                                                       SHARES                       VALUE
==============================================================================================
COMMON STOCKS--99.36%

AEROSPACE & DEFENSE--3.85%

Honeywell International Inc.                           956,900                 $   33,807,277
----------------------------------------------------------------------------------------------
United Technologies Corp.                              453,000                     44,203,740
==============================================================================================
                                                                                   78,011,017
==============================================================================================

ALUMINUM--1.39%

Alcoa Inc.                                             826,700                     28,091,266
==============================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.46%

Bank of New York Co., Inc. (The)                       900,300                     29,628,873
==============================================================================================

BIOTECHNOLOGY--1.11%

Amgen Inc.                                 (a)         373,700                     22,436,948
==============================================================================================

CASINOS & GAMING--1.26%

International Game Technology                          719,041                     25,418,099
==============================================================================================

COMMUNICATIONS EQUIPMENT--3.96%

Cisco Systems, Inc.                        (a)       2,876,300                     53,815,573
----------------------------------------------------------------------------------------------
QUALCOMM Inc.                                          634,100                     26,391,242
==============================================================================================
                                                                                   80,206,815
==============================================================================================

COMPUTER HARDWARE--3.67%

Dell Inc.                                  (a)       1,160,700                     47,031,564
----------------------------------------------------------------------------------------------
International Business Machines Corp.                  288,800                     27,216,512
==============================================================================================
                                                                                   74,248,076
==============================================================================================

COMPUTER STORAGE & PERIPHERALS--1.78%

EMC Corp.                                  (a)       2,683,800                     36,016,596
==============================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.24%

Deere & Co.                                            351,000                     25,177,230
==============================================================================================

CONSUMER FINANCE--1.64%

MBNA Corp.                                           1,251,300                     33,234,528
==============================================================================================




I-CSTO-QTR-1                          F-1

                                                                                    MARKET
                                                       SHARES                       VALUE
==============================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.30%

First Data Corp.                                       639,800                 $   26,289,382
==============================================================================================

DIVERSIFIED CHEMICALS--1.91%

E. I. du Pont de Nemours & Co.                         356,700                     16,165,644
----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                   334,100                     22,541,727
==============================================================================================
                                                                                   38,707,371
==============================================================================================

DRUG RETAIL--2.40%

Walgreen Co.                                         1,273,900                     48,637,502
==============================================================================================

ELECTRICAL COMPONENTS &
EQUIPMENT--1.55%

Emerson Electric Co.                                   469,900                     31,398,718
==============================================================================================

FOREST PRODUCTS--1.25%

Weyerhaeuser Co.                                       385,000                     25,410,000
==============================================================================================

GENERAL MERCHANDISE STORES--1.32%

Target Corp.                                           520,900                     26,680,498
==============================================================================================

HEALTH CARE EQUIPMENT--1.81%

Boston Scientific Corp.                    (a)         481,300                     16,754,053
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                        413,300                     19,859,065
==============================================================================================
                                                                                   36,613,118
==============================================================================================

HOME IMPROVEMENT RETAIL--3.73%

Home Depot, Inc. (The)                                 736,100                     30,732,175
----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      809,700                     44,800,701
==============================================================================================
                                                                                   75,532,876
==============================================================================================

HOUSEHOLD PRODUCTS--1.11%

Procter & Gamble Co. (The)                             418,952                     22,405,553
==============================================================================================

HYPERMARKETS & SUPER CENTERS--0.84%

Wal-Mart Stores, Inc.                                  328,400                     17,096,504
==============================================================================================

INDUSTRIAL CONGLOMERATES--2.89%

General Electric Co.                                 1,653,300                     58,460,688
==============================================================================================

INDUSTRIAL GASES--4.05%

Air Products & Chemicals, Inc.                         560,500                     32,088,625
----------------------------------------------------------------------------------------------
Praxair, Inc.                                        1,109,800                     49,830,020
==============================================================================================
                                                                                   81,918,645
==============================================================================================



I-CSTO-QTR-1                          F-2

                                                                                    MARKET
                                                       SHARES                       VALUE
==============================================================================================

INDUSTRIAL MACHINERY--6.28%

Eaton Corp.                                            804,000                 $   54,189,600
----------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                               322,717                     30,409,623
----------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                   571,900                     42,560,798
==============================================================================================
                                                                                  127,160,021
==============================================================================================

INTERNET RETAIL--1.29%

eBay Inc.                                  (a)         232,100                     26,099,645
==============================================================================================

INVESTMENT BANKING & BROKERAGE--6.76%

Goldman Sachs Group, Inc. (The)                        526,600                     55,166,616
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              639,800                     35,643,258
----------------------------------------------------------------------------------------------
Morgan Stanley                                         905,900                     45,974,425
==============================================================================================
                                                                                  136,784,299
==============================================================================================

MOVIES & ENTERTAINMENT--1.07%

Viacom Inc.-Class B                                    622,800                     21,611,160
==============================================================================================

MULTI-LINE INSURANCE--1.60%

American International Group, Inc.                     510,000                     32,308,500
==============================================================================================

OIL & GAS DRILLING--1.55%

ENSCO International Inc.                               294,400                      9,217,664
----------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)           (a)         549,200                     22,116,284
==============================================================================================
                                                                                   31,333,948
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.73%

Citigroup Inc.                                       1,155,000                     51,686,250
----------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   634,100                     23,873,865
==============================================================================================
                                                                                   75,560,115
==============================================================================================

PHARMACEUTICALS--10.22%

Forest Laboratories, Inc.                  (a)         651,100                     25,373,367
----------------------------------------------------------------------------------------------
Johnson & Johnson                                    1,121,100                     67,624,752
----------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                      515,200                     27,475,616
----------------------------------------------------------------------------------------------
Pfizer Inc.                                          2,321,380                     64,464,722
----------------------------------------------------------------------------------------------
Wyeth                                                  549,200                     21,896,604
==============================================================================================
                                                                                  206,835,061
==============================================================================================

SEMICONDUCTOR EQUIPMENT--1.13%

Applied Materials, Inc.                    (a)       1,381,500                     22,988,160
==============================================================================================



I-CSTO-QTR-1                          F-3

                                                                                    MARKET
                                                       SHARES                       VALUE
==============================================================================================

SEMICONDUCTORS--7.49%

Altera Corp.                               (a)       1,098,400                 $   24,911,712
----------------------------------------------------------------------------------------------
Intel Corp.                                          1,834,500                     41,001,075
----------------------------------------------------------------------------------------------
Linear Technology Corp.                                736,100                     28,089,576
----------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        351,000                     14,376,960
----------------------------------------------------------------------------------------------
Texas Instruments Inc.                               1,789,200                     43,262,856
==============================================================================================
                                                                                  151,642,179
==============================================================================================

SOFT DRINKS--1.00%

PepsiCo, Inc.                                          407,700                     20,348,307
==============================================================================================

SPECIALTY STORES--1.72%

Bed Bath & Beyond Inc.                     (a)         549,200                     21,928,458
----------------------------------------------------------------------------------------------
Tiffany & Co.                                          424,600                     12,992,760
==============================================================================================
                                                                                   34,921,218
==============================================================================================

SYSTEMS SOFTWARE--4.35%

Microsoft Corp.                                      1,976,000                     52,976,560
----------------------------------------------------------------------------------------------
Symantec Corp.                             (a)         549,200                     35,044,452
==============================================================================================
                                                                                   88,021,012
==============================================================================================

THRIFTS & MORTGAGE FINANCE--5.65%

Fannie Mae                                             554,900                     38,121,630
----------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                  832,300                     34,274,114
----------------------------------------------------------------------------------------------
Radian Group Inc.                                      821,000                     42,076,250
==============================================================================================
                                                                                  114,471,994
==============================================================================================

Common Stocks (Cost $1,828,595,375)                                             2,011,705,922
==============================================================================================

MONEY MARKET FUNDS--0.64%

Premier Portfolio   (Cost $12,913,194)     (b)      12,913,194                     12,913,194
==============================================================================================
TOTAL INVESTMENTS--100.00%
(Cost $1,841,508,569)                                                          $2,024,619,116
==============================================================================================




         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

         See accompanying notes which are an integral part of the this schedule.



I-CSTO-QTR-1                          F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.



I-CSTO-QTR-1                          F-5

B.       SECURITIES TRANSACTIONS AND INVESTMENT INCOME (CONTINUED)

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                       PROCEEDS         UNREALIZED       MARKET
                            VALUE         PURCHASES        FROM          APPRECIATION      VALUE        DIVIDEND     REALIZED
FUND                       08/31/04        AT COST         SALES        (DEPRECIATION)    11/30/04       INCOME     GAIN (LOSS)
===============================================================================================================================
Premier Portfolio        $5,712,478    $152,638,676   $(145,437,960)      $      --      $12,913,194    $23,572      $     --
===============================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended November 30, 2004 was $371,965,820 and $512,878,169, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $241,910,263
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (59,146,030)
===============================================================================
Net unrealized appreciation of investment securities               $182,764,233
===============================================================================
Cost of investments for tax purposes is $1,841,854,883.




I-CSTO-QTR-1                          F-6

                              AIM TOTAL RETURN FUND
          Quarterly Schedule of Portfolio Holdings o November 30, 2004


             Effective October 15, 2004, INVESCO Total Return Fund
                         was named AIM Total Return Fund


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com            I-TRE-QTR-1 11/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                     MARKET
                                                                 SHARES              VALUE
==============================================================================================
COMMON STOCKS--63.14%

AEROSPACE & DEFENSE--2.45%

Honeywell International Inc.                                      197,160       $   6,965,663
----------------------------------------------------------------------------------------------
United Technologies Corp.                                          93,330           9,107,141
==============================================================================================
                                                                                   16,072,804
==============================================================================================

ALUMINUM--0.88%

Alcoa Inc.                                                        170,320           5,787,474
==============================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.93%

Bank of New York Co., Inc. (The)                                  185,490           6,104,476
==============================================================================================

BIOTECHNOLOGY--0.70%

Amgen Inc.                                (a)                      77,000           4,623,080
==============================================================================================

CASINOS & GAMING--0.80%

International Game Technology                                     148,160           5,237,456
==============================================================================================

COMMUNICATIONS EQUIPMENT--2.52%

Cisco Systems, Inc.                       (a)                     592,640          11,088,294
----------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                     130,660           5,438,069
==============================================================================================
                                                                                   16,526,363
==============================================================================================

COMPUTER HARDWARE--2.33%

Dell Inc.                                 (a)                     239,150           9,690,358
----------------------------------------------------------------------------------------------
International Business Machines
Corp.                                                              59,500           5,607,280
==============================================================================================
                                                                                   15,297,638
==============================================================================================

COMPUTER STORAGE & PERIPHERALS--1.13%

EMC Corp.                                 (a)                     552,970           7,420,857
==============================================================================================

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.79%

Deere & Co.                                                        72,330           5,188,231
==============================================================================================

CONSUMER FINANCE--1.04%

MBNA Corp.                                                        257,820           6,847,699
==============================================================================================

DATA PROCESSING & OUTSOURCED
SERVICES--0.82%

First Data Corp.                                                  131,830           5,416,895
==============================================================================================






I-TRE-QTR-1                           F-1

                                                                                     MARKET
                                                                 SHARES              VALUE
==============================================================================================
DIVERSIFIED CHEMICALS--1.21%

E. I. du Pont de Nemours & Co.                                     73,500       $   3,331,020
----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                               68,830           4,643,960
==============================================================================================
                                                                                    7,974,980
==============================================================================================

DRUG RETAIL--1.53%

Walgreen Co.                                                      262,490          10,021,868
==============================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.98%

Emerson Electric Co.                                               96,828           6,470,047
==============================================================================================

FOREST PRODUCTS--0.80%

Weyerhaeuser Co.                                                   79,330           5,235,780
==============================================================================================

GENERAL MERCHANDISE STORES--0.84%

Target Corp.                                                      107,330           5,497,443
==============================================================================================

HEALTH CARE EQUIPMENT--1.15%

Boston Scientific Corp.                   (a)                      99,160           3,451,760
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                    85,160           4,091,938
==============================================================================================
                                                                                    7,543,698
==============================================================================================

HOME IMPROVEMENT RETAIL--2.37%

Home Depot, Inc. (The)                                            151,660           6,331,805
----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                 166,830           9,230,704
==============================================================================================
                                                                                   15,562,509
==============================================================================================

HOUSEHOLD PRODUCTS--0.70%

Procter & Gamble Co. (The)                                         86,332           4,617,035
==============================================================================================

HYPERMARKETS & SUPER CENTERS--0.54%

Wal-Mart Stores, Inc.                                              67,660           3,522,380
==============================================================================================

INDUSTRIAL CONGLOMERATES--1.83%

General Electric Co.                                              340,650          12,045,384
==============================================================================================

INDUSTRIAL GASES--2.57%

Air Products & Chemicals, Inc.                                    115,490           6,611,802
----------------------------------------------------------------------------------------------
Praxair, Inc.                                                     228,660          10,266,834
==============================================================================================
                                                                                   16,878,636
==============================================================================================

INDUSTRIAL MACHINERY--3.99%

Eaton Corp.                                                       165,656          11,165,214
----------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                           66,500           6,266,295
----------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                              117,830           8,768,909
==============================================================================================
                                                                                   26,200,418
==============================================================================================



I-TRE-QTR-1                           F-2

                                                                                     MARKET
                                                                 SHARES              VALUE
==============================================================================================
INTERNET RETAIL--0.82%

eBay Inc.                                 (a)                      47,830       $   5,378,483
==============================================================================================

INVESTMENT BANKING & BROKERAGE--4.29%

Goldman Sachs Group, Inc. (The)                                   108,490          11,365,412
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                         131,830           7,344,249
----------------------------------------------------------------------------------------------
Morgan Stanley                                                    186,660           9,472,995
==============================================================================================
                                                                                   28,182,656
==============================================================================================

MOVIES & ENTERTAINMENT--0.68%

Viacom Inc.-Class B                                               128,330           4,453,051
==============================================================================================

MULTI-LINE INSURANCE--1.04%

American International Group, Inc.                                108,110           6,848,768
==============================================================================================

OIL & GAS DRILLING--0.98%

ENSCO International Inc.                                           60,660           1,899,265
----------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)          (a)                     113,160           4,556,953
==============================================================================================
                                                                                    6,456,218
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.37%

Citigroup Inc.                                                    237,990          10,650,053
----------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                              130,660           4,919,349
==============================================================================================
                                                                                   15,569,402
==============================================================================================

PHARMACEUTICALS--6.49%

Forest Laboratories, Inc.                 (a)                     134,160           5,228,215
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                 230,990          13,933,317
----------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                 106,160           5,661,513
----------------------------------------------------------------------------------------------
Pfizer Inc.                                                       478,310          13,282,669
----------------------------------------------------------------------------------------------
Wyeth                                                             113,160           4,511,689
==============================================================================================
                                                                                   42,617,403
==============================================================================================

SEMICONDUCTOR EQUIPMENT--0.72%

Applied Materials, Inc.                   (a)                     284,650           4,736,576
==============================================================================================

SEMICONDUCTORS--4.76%

Altera Corp.                              (a)                     226,320           5,132,938
----------------------------------------------------------------------------------------------
Intel Corp.                                                       377,980           8,447,853
----------------------------------------------------------------------------------------------
Linear Technology Corp.                                           151,660           5,787,346
----------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                    72,330           2,962,637
----------------------------------------------------------------------------------------------
Texas Instruments Inc.                                            368,650           8,913,957
==============================================================================================
                                                                                   31,244,731
==============================================================================================




I-TRE-QTR-1                           F-3

                                                                                     MARKET
                                                                 SHARES              VALUE
==============================================================================================
SOFT DRINKS--0.64%

PepsiCo, Inc.                                                      84,000       $   4,192,440
==============================================================================================

SPECIALTY STORES--1.10%

Bed Bath & Beyond Inc.                    (a)                     113,160           4,518,252
----------------------------------------------------------------------------------------------
Tiffany & Co.                                                      87,500           2,677,500
==============================================================================================
                                                                                    7,195,752
==============================================================================================

SYSTEMS SOFTWARE--2.76%

Microsoft Corp.                                                   407,150          10,915,692
----------------------------------------------------------------------------------------------
Symantec Corp.                            (a)                     113,160           7,220,740
==============================================================================================
                                                                                   18,136,432
==============================================================================================

THRIFTS & MORTGAGE FINANCE--3.59%

Fannie Mae                                                        114,329           7,854,402
----------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                             171,490           7,061,958
----------------------------------------------------------------------------------------------
Radian Group Inc.                                                 169,160           8,669,450
==============================================================================================
                                                                                   23,585,810
==============================================================================================

Total Common Stocks (Cost $387,254,804)                                           414,690,873
==============================================================================================


                                                               PRINCIPAL
                                                                AMOUNT

BONDS & NOTES--12.80%

AUTOMOBILE MANUFACTURERS--0.05%

DaimlerChrysler North America
Holding Corp., Unsec. Gtd. Global
Notes, 8.50%, 01/18/31                    (b)             $       250,000             301,517
==============================================================================================

BROADCASTING & CABLE TV--0.70%

Clear Channel Communications, Inc.,
Sr. Unsec. Notes, 5.00%, 03/15/12         (b)                     700,000             688,345
----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc.,
Sr. Unsec. Unsub. Notes, 6.75%,
01/30/11                                  (b)                   1,570,000           1,744,066
----------------------------------------------------------------------------------------------
Comcast Corp., Unsec. Gtd. Bonds,
7.05%, 03/15/33                           (b)                     320,000             355,974
----------------------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr.
Unsec. Deb., 9.50%, 08/01/13              (b)                   1,690,000           1,838,466
==============================================================================================
                                                                                    4,626,851
==============================================================================================

CONSUMER FINANCE--2.36%

Capital One Bank, Sub. Notes, 6.50%,
06/13/13                                  (b)                     990,000           1,073,487
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., Global Notes,
7.88%, 06/15/10                           (b)                   1,170,000           1,281,501
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global
Notes, 7.38%, 10/28/09                    (b)                     865,000             926,692
----------------------------------------------------------------------------------------------




I-TRE-QTR-1                           F-4

                                                               PRINCIPAL             MARKET
                                                                AMOUNT               VALUE
==============================================================================================
CONSUMER FINANCE--(CONTINUED)

General Motors Acceptance Corp.,
Floating Rate Notes, 3.02%, 07/16/07      (b)(c)           $      975,000      $      967,149
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
Unsec. Unsub. Global Notes,
6.13%, 02/01/07                           (b)                   5,000,000           5,132,850
----------------------------------------------------------------------------------------------
6.13%, 08/28/07                           (b)                   1,690,000           1,738,418
----------------------------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec.
Global Notes, 6.75%, 05/15/11             (b)                   1,100,000           1,231,945
----------------------------------------------------------------------------------------------
MBNA Corp., Notes, 6.13%, 03/01/13        (b)                   3,000,000           3,177,930
==============================================================================================
                                                                                   15,529,972
==============================================================================================

DEPARTMENT STORES--0.09%

Federated Department Stores, Inc.,
Bonds, 6.79%, 07/15/27                    (b)                     580,000             620,899
==============================================================================================


DIVERSIFIED BANKS--1.14%

Bank of America Corp., Jr. Unsec.
Sub. Global Notes, 7.40%, 01/15/11        (b)                   1,500,000           1,738,065
----------------------------------------------------------------------------------------------
Wachovia Bank N.A., Sub. Global
Notes, 4.80%, 11/01/14                    (b)                     500,000             488,460
----------------------------------------------------------------------------------------------
Wells Fargo & Co., Unsec. Global
Notes, 5.25%, 12/01/07                    (b)                   5,030,000           5,252,125
==============================================================================================
                                                                                    7,478,650
==============================================================================================

ELECTRIC UTILITIES--0.84%

Ohio Power Co.-Series G, Sr. Unsec.
Global Notes, 6.60%, 02/15/33             (b)                     875,000             945,997
----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First
Mortgage Bonds, 6.05%, 03/01/34           (b)                   1,720,000           1,738,875
----------------------------------------------------------------------------------------------
PPL Energy Supply LLC, Sr. Unsec.
Notes, 5.40%, 08/15/14                    (b)                     380,000             383,156
----------------------------------------------------------------------------------------------
PPL Energy Supply LLC-Series A, Sr.
Unsec. Global Notes, 6.40%, 11/01/11      (b)                     550,000             596,469
----------------------------------------------------------------------------------------------
TXU Energy Co., Sr. Global Notes,
7.00%, 03/15/13                           (b)                   1,640,000           1,820,220
==============================================================================================
                                                                                    5,484,717
==============================================================================================

FOREST PRODUCTS--0.24%

Weyerhaeuser Co., Unsec. Global
Deb., 7.38%, 03/15/32                     (b)                   1,360,000           1,574,418
==============================================================================================

HOMEBUILDING--0.22%

Centex Corp., Sr. Unsec. Notes,
5.70%, 05/15/14                           (b)                   1,390,000           1,421,748
==============================================================================================

HOUSEHOLD PRODUCTS--0.40%

Procter & Gamble Co. (The), Global
Notes, 4.75%, 06/15/07                    (b)                   2,520,000           2,601,371
==============================================================================================



I-TRE-QTR-1                           F-5

                                                               PRINCIPAL             MARKET
                                                                AMOUNT               VALUE
==============================================================================================
INTEGRATED TELECOMMUNICATION
SERVICES--2.16%

BellSouth Corp., Bonds, 6.55%,
06/15/34                                  (b)              $      930,000       $     976,472
----------------------------------------------------------------------------------------------
BellSouth Corp., Global Bonds,
5.20%, 09/15/14                           (b)                     920,000             922,115
----------------------------------------------------------------------------------------------
Deutsche Telekom International
Finance B.V. (Netherlands), Unsec.
Gtd. Unsub. Global Bonds, 8.75%,
06/15/30                                  (b)                     785,000           1,009,070
----------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.
(Netherlands), Sr. Unsec. Unsub.
Global Notes, 8.00%, 10/01/10             (b)                     915,000           1,075,107
----------------------------------------------------------------------------------------------
SBC Communications Inc., Global
Notes,
5.10%, 09/15/14                           (b)                   1,150,000           1,140,558
----------------------------------------------------------------------------------------------
6.15%, 09/15/34                           (b)                     310,000             308,388
----------------------------------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd.
Global Notes, 8.75%, 03/15/32             (b)                     280,000             362,418
----------------------------------------------------------------------------------------------
Telecom Italia Capital (Luxembourg),
Gtd. Global Notes,
5.25%, 11/15/13                           (b)                   1,685,000           1,686,204
----------------------------------------------------------------------------------------------
6.38%, 11/15/33                           (b)                     495,000             495,391
----------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Sr.
Unsec. Unsub. Global Notes,
7.25%, 12/01/10                           (b)                   5,035,000           5,735,016
----------------------------------------------------------------------------------------------
7.75%, 12/01/30                           (b)                     380,000             456,536
==============================================================================================
                                                                                   14,167,275
==============================================================================================

INVESTMENT BANKING & BROKERAGE--0.77%

Goldman Sachs Group, Inc. (The),
Global Notes, 4.75%, 07/15/13             (b)                     930,000             914,553
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
Unsec. Unsub. Global Notes, 3.50%,
08/07/08                                  (b)                     715,000             703,703
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
Medium Term Notes, 5.30%, 09/30/15        (b)                     345,000             348,388
----------------------------------------------------------------------------------------------
Morgan Stanley, Sr. Unsec. Unsub.
Global Notes, 5.30%, 03/01/13             (b)                   3,000,000           3,082,710
==============================================================================================

                                                                                    5,049,354
==============================================================================================

MOVIES & ENTERTAINMENT--0.32%

News America Inc., Sr. Unsec. Gtd.
Global Notes,, 6.55%, 03/15/33            (b)                   1,220,000           1,284,873
----------------------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd.
Unsub. Global Notes, 7.63%, 04/15/31      (b)                     680,000             799,758
==============================================================================================
                                                                                    2,084,631
==============================================================================================

MULTI-LINE INSURANCE--0.29%

American General Finance Corp-Series
H, Medium Term Global Notes, 4.00%,
03/15/11                                  (b)                   1,135,000           1,092,437
----------------------------------------------------------------------------------------------
Loews Corp., Unsec. Unsub. Notes,
5.25%, 03/15/16                           (b)                     865,000             837,900
==============================================================================================
                                                                                    1,930,337
==============================================================================================



I-TRE-QTR-1                           F-6

                                                               PRINCIPAL             MARKET
                                                                AMOUNT               VALUE
==============================================================================================
OIL & GAS EXPLORATION & PRODUCTION--0.41%

Pemex Project Funding Master Trust,
Unsec. Gtd. Unsub. Global Notes,
7.38%, 12/15/14                           (b)              $      655,000       $     715,980
----------------------------------------------------------------------------------------------
XTO Energy, Inc., Notes, 5.00%,
01/31/15 (Acquired 09/20/04; Cost
$834,315)                                 (b)(d)                  835,000             819,385
----------------------------------------------------------------------------------------------
XTO Energy, Inc., Unsec. Notes,
4.90%, 02/01/14                           (b)                   1,175,000           1,157,140
==============================================================================================
                                                                                    2,692,505
==============================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.14%

Valero Energy Corp., Unsec. Notes,
7.50%, 04/15/32                           (b)                     800,000             938,216
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.20%

Citigroup Inc., Sr. Unsec. Global
Notes, 4.13%, 06/30/05                    (b)                   5,030,000           5,072,705
----------------------------------------------------------------------------------------------
General Electric Capital
Corp.-Series A, Medium Term Global
Notes, 3.75%, 12/15/09                    (b)                     875,000             858,419
----------------------------------------------------------------------------------------------
JPMorgan Chase & Co., Sub. Global
Notes, 6.75%, 02/01//11                   (b)                   1,740,000           1,946,555
==============================================================================================
                                                                                    7,877,679
==============================================================================================

RAILROADS--0.11%

Union Pacific Corp., Sr. Unsec.
Notes, 4.88%, 01/15/15                    (b)                     750,000             740,895
==============================================================================================

REAL ESTATE--0.38%

Simon Property Group, L.P., Unsec.
Unsub. Global Notes, 6.35%, 08/28/12      (b)                   2,335,000           2,514,795
==============================================================================================

SOVEREIGN DEBT--0.40%

United Mexican States (Mexico),
Global Notes,
7.50%, 01/14/12                           (b)                   1,500,000           1,687,725
----------------------------------------------------------------------------------------------
United Mexican States
(Mexico)-Series A, Medium Term
Global Notes,
6.75%, 09/27/34                           (b)                   1,005,000             957,263
==============================================================================================
                                                                                    2,644,988
==============================================================================================

THRIFTS & MORTGAGE FINANCE--0.51%

Countrywide Home Loans, Inc.,-Series
M, Gtd. Medium Term Global Notes,
4.13%, 09/15/09                           (b)                   1,700,000           1,681,745
----------------------------------------------------------------------------------------------
Washington Mutual Bank, FA, Series
11, Sub. Global Notes, 6.88%,
06/15/11                                  (b)                   1,500,000           1,680,735
==============================================================================================
                                                                                    3,362,480
==============================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.07%

AT&T Wireless Services Inc., Sr.
Unsec. Unsub. Global Notes, 8.75%,
03/01/31                                  (b)                     325,000             425,789
==============================================================================================

Total Bonds & Notes (Cost $82,924,962)                                             84,069,087
==============================================================================================



I-TRE-QTR-1                           F-7

                                                               PRINCIPAL             MARKET
                                                                AMOUNT               VALUE
==============================================================================================
U.S. MORTGAGE-BACKED SECURITIES--9.45%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)--7.60%
----------------------------------------------------------------------------------------------
Floating Rate Pass Through Ctfs., (e)
 4.31%, 08/01/33 to 03/01/34              (b)              $    8,879,645       $   9,028,498
----------------------------------------------------------------------------------------------
 4.60%, 11/01/33                          (b)                   3,913,672           4,017,141
----------------------------------------------------------------------------------------------
 5.13%, 11/01/33                          (b)                   1,696,018           1,771,029
----------------------------------------------------------------------------------------------
Pass Through Ctfs.,
 5.00%, 02/01/19 to 03/01/34              (b)                  18,360,835          18,313,897
----------------------------------------------------------------------------------------------
 5.50%, 07/01/19 to 10/01/34              (b)                  13,703,877          13,975,760
----------------------------------------------------------------------------------------------
 4.50%, 09/01/33                          (b)                   2,869,656           2,765,001
==============================================================================================
                                                                                   49,871,326
==============================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)--1.85%

Pass Through Ctfs.,
 5.00%, 03/15/18                          (b)                   2,918,753           2,992,278
----------------------------------------------------------------------------------------------
 6.00%, 07/15/28 to 04/15/29              (b)                   5,847,829           6,068,978
----------------------------------------------------------------------------------------------
 5.50%, 12/15/31                          (b)                   3,041,667           3,102,542
==============================================================================================
                                                                                   12,163,798
==============================================================================================

Total U.S. Mortgage-Backed
Securities (Cost $61,562,281)                                                      62,035,124
==============================================================================================

ASSET-BACKED SECURITIES--9.28%

COLLATERALIZED MORTGAGE
OBLIGATIONS--9.28%

ABN AMRO Mortgage Corp.-Series
2003-10, Class A1, Pass Through
Ctfs., 4.50%, 09/25/18                    (b)                   2,915,042           2,877,694
----------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust-
Series 2003-3, Class A3, Floating
Rate Pass Through Ctfs.,
2.56%, 01/25/34                           (b)(e)                2,717,454           2,720,778
----------------------------------------------------------------------------------------------
Capital One Multi-Asset Execution
Trust-Series 2003-B4, Floating Rate
Pass Through Ctfs., 2.90%, 07/15/11       (b)(e)                2,195,000           2,235,545
----------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan-Series
2003-6, Class 2A2, Floating Rate
Pass Through Ctfs., 2.47%, 09/25/33       (b)(e)                4,000,000           4,002,198
----------------------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-
Series 2004-6, Class 2A5, Floating
Rate Pass Through Ctfs.,
2.57%, 11/25/34                           (b)(e)                2,813,476           2,815,021
----------------------------------------------------------------------------------------------
Countrywide Home Loans,-Series
2004-HYB7, Class 1A2, Pass Through
Ctfs., 4.83%, 11/20/34                                          2,496,224           2,509,485
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
Securities Corp.-Series 2004-AR3,
Class 5A1, Pass Through Ctfs.,
4.82%, 04/25/34                           (b)                   2,609,468           2,609,685
----------------------------------------------------------------------------------------------




I-TRE-QTR-1                           F-8

                                                               PRINCIPAL             MARKET
                                                                AMOUNT               VALUE
==============================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Credit Suisse First Boston Mortgage
Securities Corp.-Series 2004-AR7,
Class 2A1, Pass Through Ctfs.,
4.89%, 11/25/34                           (b)              $    2,663,233       $   2,677,613
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
Securities Corp.-Series 2004-C4,
Class A6, Pass Through Ctfs., 4.69%,
10/15/39                                  (b)                   2,800,000           2,746,172
----------------------------------------------------------------------------------------------
Fannie Mae Grantor Trust-Series
2004-T1, Class 2A, Floating Rate
Pass Through Ctfs., 3.68%, 08/25/43       (b)(e)                1,927,757           1,938,605
----------------------------------------------------------------------------------------------
Fannie Mae Whole Loan-Series
2003-W19, Class 1A3, Pass Through
Ctfs., 4.78%, 11/25/33                    (b)                   1,290,000           1,300,738
----------------------------------------------------------------------------------------------
Fannie Mae Whole Loan-Series
2004-W2, Class 4A, Floating Rate
Pass Through Ctfs., 4.26%, 02/25/44       (b)(e)                1,997,002           2,047,383
----------------------------------------------------------------------------------------------
Impac CMB Trust-Series 2003-12,
Class A1, Floating Rate Pass Through
Ctfs., 2.56%,12/25/33                     (b)(e)                  764,122             764,370
----------------------------------------------------------------------------------------------
Impac CMB Trust-Series 2004-1, Class
A1, Floating Rate, Pass Through
Ctfs., 2.51%, 03/25/34                    (b)(e)                2,352,917           2,361,510
----------------------------------------------------------------------------------------------
Long Beach Mortgage Loan Trust
-Series 2004-1, Class A3, Floating
Rate Pass Through Ctfs.,
2.48%, 02/25/34                           (b)(e)                1,984,917           1,986,008
----------------------------------------------------------------------------------------------
Master Asset Securitization
Trust-Series 2003-8, Class 1A1, Pass
Through Ctfs., 5.50%, 09/25/33            (b)                   3,872,620           3,909,371
----------------------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series
2003-G, Class A1, Floating Rate Pass
Through Ctfs., 2.50%, 01/25/29            (b)(e)                3,458,750           3,460,921
----------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
Trust-Series 2004-6AR, Class 2A2,
Pass Through Ctfs., 4.22%, 08/25/34       (b)                   2,688,422           2,693,715
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc.-Series 2003-RS2, Class AII,
Floating Rate Pass Through Ctfs.,
2.52%, 03/25/33                           (b)(e)                1,987,252           1,990,303
----------------------------------------------------------------------------------------------
Specialty Underwriting & Residential
Finance Trust-Series 2003-BC3, Class
A, Floating Rate Pass Through Ctfs.,
2.53%, 08/25/34                           (b)(e)                1,534,565           1,537,332
----------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
Loan-Series 2004-3AC, Class A1, Pass
Through Ctfs., 4.94%, 03/25/34            (b)                   2,467,412           2,469,763
----------------------------------------------------------------------------------------------
Structured Asset Securities
Corp.-Series 2003-37A, Class 7A,
Pass Through Ctfs., 4.89%, 12/25/33       (b)                   2,905,039           2,937,412
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-
Series 2003-S2, Class A1, Floating
Rate, Pass Through Ctfs.,
2.43%, 12/25/33                           (b)(e)                  491,751             492,205
----------------------------------------------------------------------------------------------
Structured Asset Securities
Corp.-Series 2004-2AC, Class A1,
Pass Through Ctfs., 5.05%, 02/25/34       (b)                   4,645,547           4,709,485
----------------------------------------------------------------------------------------------




I-TRE-QTR-1                           F-9

                                                               PRINCIPAL             MARKET
                                                                AMOUNT               VALUE
==============================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Vanderbuilt Mortgage & Finance,
Inc.-Series 2002-B, Class A4, Pass
Through Ctfs., 5.84%, 02/07/26            (b)              $    1,160,000      $    1,165,515
==============================================================================================

Total Asset-Backed Securities (Cost
$61,265,257)                                                                       60,958,827
==============================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--0.16%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)--0.16%

Unsec. Global Notes,
3.25%, 08/15/08 (Cost $1,044,822)         (b)                   1,055,000           1,039,380
==============================================================================================

U.S. TREASURY SECURITIES--4.10%

U.S. TREASURY BONDS--1.91%

8.13%, 08/15/19                           (b)                   4,000,000           5,380,640
----------------------------------------------------------------------------------------------
6.00%, 02/15/26                           (b)                   6,385,000           7,160,179
==============================================================================================
                                                                                   12,540,819
==============================================================================================

U.S. TREASURY NOTES--2.19%

1.88%, 11/30/05                           (b)                  10,000,000           9,925,000
----------------------------------------------------------------------------------------------
4.25%, 11/15/13                           (b)                   4,505,000           4,483,871
==============================================================================================
                                                                                   14,408,871
==============================================================================================

Total U.S. Treasury Securities
(Cost $27,202,589)                                                                 26,949,690
==============================================================================================


                                                                 SHARES
MONEY MARKET FUNDS--1.07%

Premier Portfolio   (Cost $7,031,289)     (f)                   7,031,289           7,031,289
==============================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $628,286,004)                                                            $  656,774,270
==============================================================================================



I-TRE-QTR-1                           F-10

         INVESTMENT ABBREVIATIONS:

         Ctfs.                                     Certificates
         Deb.                                      Debentures
         Gtd.                                      Guaranteed
         Jr.                                       Junior
         Sr.                                       Senior
         Sub.                                      Subordinated
         Unsec.                                    Unsecured
         Unsub.                                    Unsubordinated

         NOTES TO SCHEDULE OF INVESTMENTS:

(a)      Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at November 30, 2004 was $232,542,623, which represented 35.41% of the Fund's Total Investments. See Note 1A.

(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2004.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at November 30, 2004 represented 0.12% of the Fund's Total Investments. This security is considered to be illiquid.

(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2004.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

         See accompanying notes which are an integral part of this schedule.




I-TRE-QTR-1                           F-11

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may



I-TRE-QTR-1                           F-12
         include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                 UNREALIZED                                   REALIZED
                 MARKET VALUE    PURCHASES     PROCEEDS FROM    APPRECIATION   MARKET VALUE    DIVIDEND         GAIN
FUND               08/31/04       AT COST          SALES        (DEPRECIATION)   11/30/04       INCOME         (LOSS)
======================================================================================================================
 Premier
Portfolio        $27,662,098    $78,267,335    $(98,898,144)      $      --     $7,031,289      $43,979        $    --
======================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended November 30, 2004 was $159,040,517 and $190,896,353, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  43,355,636
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (22,565,365)
================================================================================
Net unrealized appreciation of investment securities              $  20,790,271
================================================================================
Cost of investments for tax purposes is $635,983,999.







I-TRE-QTR-1                           F-13

Item 2. Controls and Procedures.

       (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

       (b) There have been no changes in the Registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably like to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

            Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Combination Stock & Bond Funds

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 28, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 28, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 28, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.